Financing Receivables and Allowance for Doubtful Receivables (Allowance for Doubtful Receivables and Investment in Financing Receivables) (Details) (JPY ¥) In Millions	3 Months Ended
Mar. 31, 2011
Allowance for doubtful receivables, Balance, January 1, 2011	¥ 13,698
Allowance for doubtful receivables, Provision	5,635
Allowance for doubtful receivables, Recovery and other	(1,530)
Allowance for doubtful receivables, Write off	(1,174)
Allowance for doubtful receivables, Balance, March 31, 2011	16,629
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	7,696
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	8,933
Financing receivable, Financing receivables, Balance, March 31, 2011	1,435,831
Financing receivables, Applicable to amounts; Individually evaluated for impairment	16,598
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	1,419,233
Finance Leases [Member]
Allowance for doubtful receivables, Balance, January 1, 2011	5,156
Allowance for doubtful receivables, Provision	1,531
Allowance for doubtful receivables, Recovery and other	(340)
Allowance for doubtful receivables, Write off	(211)
Allowance for doubtful receivables, Balance, March 31, 2011	6,136
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	1,620
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	4,516
Financing receivable, Financing receivables, Balance, March 31, 2011	873,137
Financing receivables, Applicable to amounts; Individually evaluated for impairment	4,515
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	868,622
Installment Loans [Member]
Allowance for doubtful receivables, Balance, January 1, 2011	2,426
Allowance for doubtful receivables, Provision	293
Allowance for doubtful receivables, Recovery and other	(70)
Allowance for doubtful receivables, Write off	(229)
Allowance for doubtful receivables, Balance, March 31, 2011	2,420
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	906
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	1,514
Financing receivable, Financing receivables, Balance, March 31, 2011	126,957
Financing receivables, Applicable to amounts; Individually evaluated for impairment	1,252
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	125,705
Mortgage Loans [Member]
Allowance for doubtful receivables, Balance, January 1, 2011	176
Allowance for doubtful receivables, Provision	102
Allowance for doubtful receivables, Recovery and other	(47)
Allowance for doubtful receivables, Write off
Allowance for doubtful receivables, Balance, March 31, 2011	231
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	88
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	143
Financing receivable, Financing receivables, Balance, March 31, 2011	218,222
Financing receivables, Applicable to amounts; Individually evaluated for impairment	1,113
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	217,109
Others [Member]
Allowance for doubtful receivables, Balance, January 1, 2011	5,940
Allowance for doubtful receivables, Provision	3,709
Allowance for doubtful receivables, Recovery and other	(1,073)
Allowance for doubtful receivables, Write off	(734)
Allowance for doubtful receivables, Balance, March 31, 2011	7,842
Allowance for doubtful receivables, Applicable to amounts; Individually evaluated for impairment	5,082
Allowance for doubtful receivables, Applicable to amounts; Collectively evaluated for impairment	2,760
Financing receivable, Financing receivables, Balance, March 31, 2011	217,515
Financing receivables, Applicable to amounts; Individually evaluated for impairment	9,718
Financing receivables, Applicable to amounts; Collectively evaluated for impairment	¥ 207,797